Quarterly Report
June 30, 2022
SPDR® S&P 500® ETF Trust
A Unit Investment Trust
“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P 500® ETF Trust
June 30, 2022 (Unaudited)

Schedule of Investments (Unaudited)	1
Notes to Schedule of Investments (Unaudited)	10

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Common Stocks	Shares	Value
3M Co.	6,177,698	$799,455,898
A.O. Smith Corp.	1,435,448	78,490,297
Abbott Laboratories	18,990,387	2,063,305,548
AbbVie, Inc.	19,165,705	2,935,419,378
ABIOMED, Inc. (a)	489,050	121,044,765
Accenture PLC Class A	6,869,749	1,907,385,810
Activision Blizzard, Inc.	8,427,344	656,153,004
Adobe, Inc. (a)	5,124,624	1,875,919,861
Advance Auto Parts, Inc.	674,366	116,726,011
Advanced Micro Devices, Inc. (a)	17,575,667	1,344,011,255
AES Corp.	7,181,695	150,887,412
Aflac, Inc.	6,488,966	359,034,489
Agilent Technologies, Inc.	3,261,828	387,407,312
Air Products & Chemicals, Inc.	2,405,340	578,436,163
Akamai Technologies, Inc. (a)	1,755,319	160,313,284
Alaska Air Group, Inc. (a)	1,348,024	53,988,361
Albemarle Corp.	1,260,475	263,414,065
Alexandria Real Estate Equities, Inc. REIT	1,610,879	233,625,781
Align Technology, Inc. (a)	791,793	187,393,649
Allegion PLC	966,767	94,646,489
Alliant Energy Corp.	2,696,488	158,041,162
Allstate Corp.	2,982,433	377,963,734
Alphabet, Inc. Class A (a)	3,262,063	7,108,883,413
Alphabet, Inc. Class C (a)	2,990,943	6,542,538,265
Altria Group, Inc.	19,719,594	823,687,441
Amazon.com, Inc. (a)	94,900,273	10,079,357,995
Amcor PLC	16,361,972	203,379,312
Ameren Corp.	2,776,188	250,856,348
American Airlines Group, Inc. (a)	6,969,070	88,367,808
American Electric Power Co., Inc.	5,569,772	534,363,926
American Express Co.	6,615,706	917,069,166
American International Group, Inc.	8,591,944	439,306,097
American Tower Corp. REIT	5,039,964	1,288,164,399
Common Stocks	Shares	Value
American Water Works Co., Inc.	1,956,322	$291,042,024
Ameriprise Financial, Inc.	1,204,448	286,273,201
AmerisourceBergen Corp.	1,628,927	230,460,592
AMETEK, Inc.	2,491,760	273,819,506
Amgen, Inc.	5,793,837	1,409,640,542
Amphenol Corp. Class A	6,447,303	415,077,367
Analog Devices, Inc.	5,682,647	830,177,900
ANSYS, Inc. (a)	938,634	224,605,730
Aon PLC Class A	2,303,340	621,164,731
APA Corp.	3,668,430	128,028,207
Apple, Inc.	166,764,146	22,799,994,041
Applied Materials, Inc.	9,605,561	873,913,940
Aptiv PLC (a)	2,915,463	259,680,289
Archer-Daniels-Midland Co.	6,102,976	473,590,938
Arista Networks, Inc. (a)	2,421,913	227,030,125
Arthur J Gallagher & Co.	2,254,918	367,641,831
Assurant, Inc.	614,950	106,294,107
AT&T, Inc.	77,645,032	1,627,439,871
Atmos Energy Corp.	1,507,716	169,014,964
Autodesk, Inc. (a)	2,371,378	407,782,161
Automatic Data Processing, Inc.	4,542,972	954,205,839
AutoZone, Inc. (a)	215,322	462,752,817
AvalonBay Communities, Inc. REIT	1,504,812	292,309,731
Avery Dennison Corp.	893,367	144,609,316
Baker Hughes Co.	10,144,588	292,874,256
Ball Corp.	3,520,459	242,101,965
Bank of America Corp.	76,894,034	2,393,711,278
Bank of New York Mellon Corp.	8,002,918	333,801,710
Bath & Body Works, Inc.	2,586,580	69,630,734
Baxter International, Inc.	5,461,175	350,771,270
Becton Dickinson & Co.	3,080,043	759,323,001
Berkshire Hathaway, Inc. Class B (a)	19,621,939	5,357,181,786
Best Buy Co., Inc.	2,196,006	143,157,631
Biogen, Inc. (a)	1,585,232	323,292,214
Bio-Rad Laboratories, Inc. Class A (a)	231,659	114,671,205

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2022 (Unaudited)

Common Stocks	Shares	Value
Bio-Techne Corp.	419,255	$145,330,553
BlackRock, Inc.	1,539,618	937,688,947
Boeing Co. (a)	6,031,751	824,660,997
Booking Holdings, Inc. (a)	440,578	770,566,516
BorgWarner, Inc.	2,594,732	86,586,207
Boston Properties, Inc. REIT	1,530,755	136,206,580
Boston Scientific Corp. (a)	15,504,836	577,865,238
Bristol-Myers Squibb Co.	23,091,368	1,778,035,336
Broadcom, Inc.	4,428,176	2,151,252,183
Broadridge Financial Solutions, Inc.	1,251,206	178,359,415
Brown & Brown, Inc.	2,518,799	146,946,734
Brown-Forman Corp. Class B	1,968,808	138,131,569
C.H. Robinson Worldwide, Inc.	1,420,056	143,951,077
Cadence Design Systems, Inc. (a)	2,982,402	447,449,772
Caesars Entertainment, Inc. (a)	2,312,528	88,569,822
Camden Property Trust REIT	1,155,326	155,368,240
Campbell Soup Co.	2,202,888	105,848,768
Capital One Financial Corp.	4,262,964	444,158,219
Cardinal Health, Inc.	3,024,194	158,074,620
CarMax, Inc. (a)	1,756,040	158,886,499
Carnival Corp. (a)	8,604,685	74,430,525
Carrier Global Corp.	9,253,380	329,975,531
Catalent, Inc. (a)	1,937,280	207,850,771
Caterpillar, Inc.	5,784,864	1,034,102,289
Cboe Global Markets, Inc.	1,149,238	130,082,249
CBRE Group, Inc. Class A (a)	3,545,080	260,953,339
CDW Corp.	1,464,664	230,772,460
Celanese Corp.	1,175,177	138,212,567
Centene Corp. (a)	6,343,573	536,729,712
CenterPoint Energy, Inc.	6,791,336	200,887,719
Common Stocks	Shares	Value
Ceridian HCM Holding, Inc. (a)	1,453,419	$68,426,967
CF Industries Holdings, Inc.	2,262,422	193,957,438
Charles River Laboratories International, Inc. (a)	541,411	115,845,712
Charles Schwab Corp.	16,357,195	1,033,447,580
Charter Communications, Inc. Class A (a)	1,256,212	588,573,008
Chevron Corp.	21,309,961	3,085,256,154
Chipotle Mexican Grill, Inc. (a)	302,293	395,175,547
Chubb, Ltd.	4,595,496	903,382,604
Church & Dwight Co., Inc.	2,634,619	244,123,797
Cigna Corp.	3,441,076	906,792,347
Cincinnati Financial Corp.	1,615,464	192,207,907
Cintas Corp.	953,792	356,269,926
Cisco Systems, Inc.	45,055,270	1,921,156,713
Citigroup, Inc.	21,061,538	968,620,133
Citizens Financial Group, Inc.	5,349,731	190,931,899
Citrix Systems, Inc. (a)	1,335,941	129,813,387
Clorox Co.	1,323,642	186,607,049
CME Group, Inc.	3,887,771	795,826,724
CMS Energy Corp.	3,131,845	211,399,537
Coca-Cola Co.	42,315,192	2,662,048,729
Cognizant Technology Solutions Corp. Class A	5,664,557	382,300,952
Colgate-Palmolive Co.	9,090,869	728,542,242
Comcast Corp. Class A	48,486,844	1,902,623,759
Comerica, Inc.	1,432,568	105,121,840
Conagra Brands, Inc.	5,176,354	177,238,361
ConocoPhillips	14,028,460	1,259,895,993
Consolidated Edison, Inc.	3,819,236	363,209,344
Constellation Brands, Inc. Class A	1,773,092	413,236,821
Constellation Energy Corp.	3,512,923	201,149,971
Cooper Cos., Inc.	530,633	166,151,805

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2022 (Unaudited)

Common Stocks	Shares	Value
Copart, Inc. (a)	2,303,487	$250,296,897
Corning, Inc.	8,244,480	259,783,565
Corteva, Inc.	7,858,468	425,457,457
Costco Wholesale Corp.	4,807,113	2,303,953,119
Coterra Energy, Inc.	8,753,130	225,743,223
Crown Castle International Corp. REIT	4,696,585	790,810,982
CSX Corp.	23,581,544	685,279,669
Cummins, Inc.	1,547,485	299,484,772
CVS Health Corp.	14,206,729	1,316,395,509
D.R. Horton, Inc.	3,512,341	232,481,851
Danaher Corp.	7,018,332	1,779,287,529
Darden Restaurants, Inc.	1,395,671	157,878,304
DaVita, Inc. (a)	666,630	53,303,735
Deere & Co.	3,033,596	908,470,994
Delta Air Lines, Inc. (a)	6,896,466	199,790,620
DENTSPLY SIRONA, Inc.	2,354,604	84,130,001
Devon Energy Corp.	6,657,184	366,877,410
DexCom, Inc. (a)	4,257,056	317,278,384
Diamondback Energy, Inc.	1,834,297	222,225,082
Digital Realty Trust, Inc. REIT	3,069,809	398,553,302
Discover Financial Services	3,047,302	288,213,823
DISH Network Corp. Class A (a)	2,685,939	48,158,886
Dollar General Corp.	2,481,325	609,016,408
Dollar Tree, Inc. (a)	2,427,965	378,398,345
Dominion Energy, Inc.	8,761,920	699,288,835
Domino's Pizza, Inc.	397,554	154,930,769
Dover Corp.	1,551,208	188,192,555
Dow, Inc.	7,983,464	412,026,577
DTE Energy Co.	2,088,345	264,697,729
Duke Energy Corp.	8,350,162	895,220,868
Duke Realty Corp. REIT	4,119,589	226,371,416
DuPont de Nemours, Inc.	5,574,793	309,846,995
DXC Technology Co. (a)	2,684,983	81,381,835
Eastman Chemical Co.	1,395,428	125,267,572
Eaton Corp. PLC	4,296,331	541,294,743
eBay, Inc.	6,071,961	253,018,615
Common Stocks	Shares	Value
Ecolab, Inc.	2,682,218	$412,417,840
Edison International	4,092,185	258,789,779
Edwards Lifesciences Corp. (a)	6,753,688	642,208,192
Electronic Arts, Inc.	3,050,212	371,058,290
Elevance Health, Inc.	2,620,011	1,264,364,908
Eli Lilly & Co.	8,553,330	2,773,246,186
Embecta Corp. (a)	581	14,711
Emerson Electric Co.	6,442,447	512,432,234
Enphase Energy, Inc. (a)	1,450,945	283,282,502
Entergy Corp.	2,205,706	248,450,724
EOG Resources, Inc.	6,329,167	698,993,203
EPAM Systems, Inc. (a)	612,547	180,566,605
Equifax, Inc.	1,312,652	239,926,533
Equinix, Inc. REIT	987,221	648,623,941
Equity Residential REIT	3,672,185	265,205,201
Essex Property Trust, Inc. REIT	700,838	183,276,145
Estee Lauder Cos., Inc. Class A	2,514,200	640,291,314
Etsy, Inc. (a)	1,368,682	100,201,209
Everest Re Group, Ltd.	429,547	120,393,433
Evergy, Inc.	2,465,926	160,901,671
Eversource Energy	3,703,739	312,854,833
Exelon Corp.	10,538,758	477,616,513
Expedia Group, Inc. (a)	1,625,061	154,104,535
Expeditors International of Washington, Inc.	1,830,497	178,400,238
Extra Space Storage, Inc. REIT	1,442,350	245,372,582
Exxon Mobil Corp.	45,688,395	3,912,754,148
F5, Inc. (a)	647,780	99,136,251
FactSet Research Systems, Inc.	408,280	157,012,240
Fastenal Co.	6,194,297	309,219,306
Federal Realty OP LP, REIT	755,401	72,322,092
FedEx Corp.	2,586,158	586,307,880
Fidelity National Information Services, Inc.	6,624,321	607,251,506
Fifth Third Bancorp	7,378,883	247,930,469
First Republic Bank	1,935,937	279,162,115

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2022 (Unaudited)

Common Stocks	Shares	Value
FirstEnergy Corp.	6,167,955	$236,787,792
Fiserv, Inc. (a)	6,309,580	561,363,333
FleetCor Technologies, Inc. (a)	838,852	176,251,194
FMC Corp.	1,370,161	146,620,929
Ford Motor Co.	42,548,652	473,566,497
Fortinet, Inc. (a)	7,305,587	413,350,112
Fortive Corp.	3,862,275	210,030,514
Fortune Brands Home & Security, Inc.	1,486,446	89,008,386
Fox Corp. Class A	3,459,388	111,253,918
Fox Corp. Class B	1,598,173	47,465,738
Franklin Resources, Inc.	2,962,367	69,052,775
Freeport-McMoRan, Inc.	15,826,512	463,083,741
Garmin, Ltd.	1,622,518	159,412,393
Gartner, Inc. (a)	888,853	214,951,321
Generac Holdings, Inc. (a)	680,130	143,221,775
General Dynamics Corp.	2,487,880	550,443,450
General Electric Co.	11,891,600	757,138,172
General Mills, Inc.	6,533,467	492,950,085
General Motors Co. (a)	15,813,441	502,234,886
Genuine Parts Co.	1,543,588	205,297,204
Gilead Sciences, Inc.	13,569,056	838,703,351
Global Payments, Inc.	3,080,233	340,796,979
Globe Life, Inc.	1,008,670	98,315,065
Goldman Sachs Group, Inc.	3,724,999	1,106,399,203
Halliburton Co.	9,720,208	304,825,723
Hartford Financial Services Group, Inc.	3,622,433	237,015,791
Hasbro, Inc.	1,386,672	113,540,703
HCA Healthcare, Inc.	2,467,694	414,720,654
Healthpeak Properties, Inc. REIT	5,807,855	150,481,523
Henry Schein, Inc. (a)	1,505,640	115,542,814
Hershey Co.	1,566,830	337,119,143
Hess Corp.	3,004,595	318,306,794
Hewlett Packard Enterprise Co.	14,077,623	186,669,281
Hilton Worldwide Holdings, Inc.	3,003,606	334,721,853
Hologic, Inc. (a)	2,726,802	188,967,379
Common Stocks	Shares	Value
Home Depot, Inc.	11,207,706	$3,073,937,525
Honeywell International, Inc.	7,383,094	1,283,255,568
Hormel Foods Corp.	3,049,607	144,429,388
Host Hotels & Resorts, Inc. REIT	7,658,136	120,079,572
Howmet Aerospace, Inc.	4,101,862	129,003,560
HP, Inc.	11,424,601	374,498,421
Humana, Inc.	1,371,869	642,130,723
Huntington Bancshares, Inc.	15,612,982	187,824,173
Huntington Ingalls Industries, Inc.	432,534	94,214,556
IDEX Corp.	818,942	148,744,435
IDEXX Laboratories, Inc. (a)	916,965	321,607,134
Illinois Tool Works, Inc.	3,089,174	563,001,961
Illumina, Inc. (a)	1,687,911	311,183,272
Incyte Corp. (a)	2,028,547	154,108,716
Ingersoll Rand, Inc.	4,366,215	183,730,327
Intel Corp.	44,348,447	1,659,075,402
Intercontinental Exchange, Inc. (b)	6,069,242	570,751,518
International Business Machines Corp.	9,755,088	1,377,320,875
International Flavors & Fragrances, Inc.	2,748,216	327,367,490
International Paper Co.	4,019,752	168,146,226
Interpublic Group of Cos., Inc.	4,242,176	116,787,105
Intuit, Inc.	3,063,173	1,180,669,401
Intuitive Surgical, Inc. (a)	3,893,152	781,394,538
Invesco, Ltd.	3,679,523	59,350,706
IQVIA Holdings, Inc. (a)	2,064,898	448,062,217
Iron Mountain, Inc. REIT	3,131,313	152,463,630
J.M. Smucker Co.	1,167,812	149,491,614
Jack Henry & Associates, Inc.	795,485	143,203,210
Jacobs Engineering Group, Inc.	1,403,463	178,422,251
JB Hunt Transport Services, Inc.	906,514	142,748,760
Johnson & Johnson	28,539,688	5,066,080,017

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2022 (Unaudited)

Common Stocks	Shares	Value
Johnson Controls International PLC	7,599,679	$363,872,631
JPMorgan Chase & Co.	31,854,439	3,587,128,376
Juniper Networks, Inc.	3,504,121	99,867,448
Kellogg Co.	2,737,552	195,296,960
Keurig Dr. Pepper, Inc.	8,000,352	283,132,457
KeyCorp.	10,047,312	173,115,186
Keysight Technologies, Inc. (a)	1,985,572	273,711,100
Kimberly-Clark Corp.	3,629,614	490,542,332
Kimco Realty Corp. REIT	6,670,462	131,875,034
Kinder Morgan, Inc.	21,007,067	352,078,443
KLA Corp.	1,633,982	521,370,977
Kraft Heinz Co.	7,644,610	291,565,425
Kroger Co.	7,115,447	336,774,106
L3Harris Technologies, Inc.	2,091,878	505,606,913
Laboratory Corp. of America Holdings	1,007,161	236,038,252
Lam Research Corp.	1,508,927	643,029,241
Lamb Weston Holdings, Inc.	1,563,397	111,720,350
Las Vegas Sands Corp. (a)	3,718,740	124,912,477
Leidos Holdings, Inc.	1,514,795	152,555,004
Lennar Corp. Class A	2,827,357	199,526,583
Lincoln National Corp.	1,833,350	85,745,779
Linde PLC	5,458,459	1,569,470,716
Live Nation Entertainment, Inc. (a)	1,461,290	120,673,328
LKQ Corp.	2,925,008	143,588,643
Lockheed Martin Corp.	2,568,684	1,104,431,373
Loews Corp.	2,120,455	125,658,163
Lowe's Cos., Inc.	7,170,408	1,252,455,165
Lumen Technologies, Inc.	9,945,732	108,507,936
LyondellBasell Industries NV Class A	2,843,914	248,728,718
M&T Bank Corp.	1,932,242	307,980,052
Marathon Oil Corp.	7,675,482	172,544,835
Marathon Petroleum Corp.	5,867,498	482,367,011
MarketAxess Holdings, Inc.	409,406	104,812,030
Common Stocks	Shares	Value
Marriott International, Inc. Class A	2,981,843	$405,560,466
Marsh & McLennan Cos., Inc.	5,460,433	847,732,223
Martin Marietta Materials, Inc.	672,444	201,222,143
Masco Corp.	2,595,153	131,314,742
Mastercard, Inc. Class A	9,328,880	2,943,075,062
Match Group, Inc. (a)	3,056,269	212,991,387
McCormick & Co., Inc.	2,684,969	223,523,669
McDonald's Corp.	8,020,945	1,980,210,902
McKesson Corp.	1,576,641	514,316,061
Medtronic PLC	14,529,727	1,304,042,998
Merck & Co., Inc.	27,426,941	2,500,514,211
Meta Platforms, Inc. Class A (a)	24,874,989	4,011,091,976
MetLife, Inc.	7,496,906	470,730,728
Mettler-Toledo International, Inc. (a)	249,096	286,154,012
MGM Resorts International	3,835,313	111,032,311
Microchip Technology, Inc.	5,991,197	347,968,722
Micron Technology, Inc.	12,074,991	667,505,502
Microsoft Corp.	81,116,105	20,833,049,247
Mid-America Apartment Communities, Inc. REIT	1,241,737	216,894,202
Moderna, Inc. (a)	3,753,229	536,148,763
Mohawk Industries, Inc. (a)	558,240	69,272,002
Molina Healthcare, Inc. (a)	633,461	177,122,030
Molson Coors Beverage Co. Class B	2,043,720	111,403,177
Mondelez International, Inc. Class A	15,010,435	931,997,909
Monolithic Power Systems, Inc.	468,726	180,009,533
Monster Beverage Corp. (a)	4,063,817	376,715,836
Moody's Corp.	1,745,365	474,686,919
Morgan Stanley	15,177,866	1,154,428,488

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2022 (Unaudited)

Common Stocks	Shares	Value
Mosaic Co.	3,999,085	$188,876,785
Motorola Solutions, Inc.	1,824,964	382,512,454
MSCI, Inc.	878,932	362,251,824
Nasdaq, Inc.	1,252,346	191,032,859
NetApp, Inc.	2,416,140	157,628,974
Netflix, Inc. (a)	4,802,273	839,773,479
Newell Brands, Inc.	4,102,587	78,113,256
Newmont Corp.	8,613,174	513,948,093
News Corp. Class A	4,245,459	66,144,251
News Corp. Class B	1,331,165	21,152,212
NextEra Energy, Inc.	21,306,568	1,650,406,757
Nielsen Holdings PLC	3,884,375	90,195,187
NIKE, Inc. Class B	13,805,971	1,410,970,236
NiSource, Inc.	4,401,178	129,790,739
Nordson Corp.	586,936	118,819,324
Norfolk Southern Corp.	2,593,713	589,525,028
Northern Trust Corp.	2,245,885	216,682,985
Northrop Grumman Corp.	1,587,089	759,533,183
NortonLifeLock, Inc.	6,263,927	137,555,837
Norwegian Cruise Line Holdings, Ltd. (a)	4,509,768	50,148,620
NRG Energy, Inc.	2,656,018	101,380,207
Nucor Corp.	2,885,634	301,289,046
NVIDIA Corp.	27,158,066	4,116,891,225
NVR, Inc. (a)	33,541	134,302,860
NXP Semiconductors NV	2,876,764	425,847,375
Occidental Petroleum Corp.	9,656,347	568,565,711
Old Dominion Freight Line, Inc.	1,010,722	259,027,834
Omnicom Group, Inc.	2,260,535	143,792,631
ON Semiconductor Corp. (a)	4,712,599	237,090,856
ONEOK, Inc.	4,803,688	266,604,684
Oracle Corp.	17,043,478	1,190,827,808
O'Reilly Automotive, Inc. (a)	712,799	450,317,896
Organon & Co.	2,745,697	92,667,274
Otis Worldwide Corp.	4,599,703	325,061,011
PACCAR, Inc.	3,742,000	308,116,280
Packaging Corp. of America	1,023,553	140,738,537
Common Stocks	Shares	Value
Paramount Global Class B	6,528,924	$161,133,844
Parker-Hannifin Corp.	1,390,989	342,252,843
Paychex, Inc.	3,451,260	392,994,976
Paycom Software, Inc. (a)	517,943	145,086,193
PayPal Holdings, Inc. (a)	12,602,236	880,140,162
Penn National Gaming, Inc. (a)	1,793,457	54,556,962
Pentair PLC	1,787,008	81,791,356
PepsiCo, Inc.	14,996,353	2,499,292,191
PerkinElmer, Inc.	1,363,244	193,880,562
Pfizer, Inc.	60,854,461	3,190,599,390
Philip Morris International, Inc.	16,812,209	1,660,037,517
Phillips 66	5,217,930	427,818,081
Pinnacle West Capital Corp.	1,222,957	89,422,616
Pioneer Natural Resources Co.	2,444,829	545,392,453
PNC Financial Services Group, Inc.	4,485,573	707,688,852
Pool Corp.	432,308	151,839,539
PPG Industries, Inc.	2,557,820	292,461,139
PPL Corp.	8,114,496	220,146,276
Principal Financial Group, Inc.	2,548,746	170,230,745
Procter & Gamble Co.	26,022,300	3,741,746,517
Progressive Corp.	6,343,506	737,559,443
Prologis, Inc. REIT	8,004,890	941,775,308
Prudential Financial, Inc.	4,080,900	390,460,512
PTC, Inc. (a)	1,141,284	121,364,141
Public Service Enterprise Group, Inc.	5,449,335	344,833,919
Public Storage REIT	1,656,283	517,870,006
PulteGroup, Inc.	2,577,246	102,136,259
PVH Corp.	771,781	43,914,339
Qorvo, Inc. (a)	1,172,760	110,614,723
QUALCOMM, Inc.	12,147,268	1,551,692,014
Quanta Services, Inc.	1,541,460	193,206,596
Quest Diagnostics, Inc.	1,287,106	171,159,356
Ralph Lauren Corp.	513,680	46,051,412

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2022 (Unaudited)

Common Stocks	Shares	Value
Raymond James Financial, Inc.	2,108,370	$188,509,362
Raytheon Technologies Corp.	16,146,601	1,551,849,822
Realty Income Corp. REIT	6,524,842	445,385,715
Regency Centers Corp. REIT	1,647,500	97,713,225
Regeneron Pharmaceuticals, Inc. (a)	1,171,653	692,599,238
Regions Financial Corp.	10,244,001	192,075,019
Republic Services, Inc.	2,264,692	296,380,242
ResMed, Inc.	1,581,832	331,599,442
Robert Half International, Inc.	1,198,374	89,746,229
Rockwell Automation, Inc.	1,250,390	249,215,231
Rollins, Inc.	2,403,887	83,943,734
Roper Technologies, Inc.	1,148,675	453,324,589
Ross Stores, Inc.	3,838,606	269,585,299
Royal Caribbean Cruises, Ltd. (a)	2,425,699	84,681,152
S&P Global, Inc.	3,764,601	1,268,896,413
Salesforce, Inc. (a)	10,775,572	1,778,400,403
SBA Communications Corp. REIT	1,180,776	377,907,359
Schlumberger NV	15,330,093	548,204,126
Seagate Technology Holdings PLC	2,165,252	154,685,603
Sealed Air Corp.	1,615,970	93,273,788
Sempra Energy	3,408,873	512,251,346
ServiceNow, Inc. (a)	2,174,122	1,033,838,493
Sherwin-Williams Co.	2,601,242	582,444,096
Signature Bank	678,566	121,605,813
Simon Property Group, Inc. REIT	3,541,962	336,203,033
Skyworks Solutions, Inc.	1,779,907	164,890,584
Snap-on, Inc.	581,494	114,571,763
SolarEdge Technologies, Inc. (a)	600,704	164,400,671
Southern Co.	11,464,301	817,519,304
Common Stocks	Shares	Value
Southwest Airlines Co. (a)	6,376,484	$230,318,602
Stanley Black & Decker, Inc.	1,637,295	171,686,754
Starbucks Corp.	12,442,977	950,519,013
State Street Corp. (c)	3,940,935	242,958,643
STERIS PLC	1,083,148	223,290,960
Stryker Corp.	3,631,886	722,491,082
SVB Financial Group (a)	631,693	249,512,418
Synchrony Financial	5,439,017	150,225,650
Synopsys, Inc. (a)	1,659,790	504,078,223
Sysco Corp.	5,485,104	464,643,160
T Rowe Price Group, Inc.	2,479,323	281,675,886
Take-Two Interactive Software, Inc. (a)	1,708,708	209,367,991
Tapestry, Inc.	2,855,696	87,155,842
Target Corp.	5,015,281	708,308,136
TE Connectivity, Ltd.	3,535,138	400,000,865
Teledyne Technologies, Inc. (a)	503,701	188,943,282
Teleflex, Inc.	503,732	123,842,512
Teradyne, Inc.	1,759,760	157,586,508
Tesla, Inc. (a)	9,101,405	6,129,068,155
Texas Instruments, Inc.	9,990,259	1,535,003,295
Textron, Inc.	2,378,756	145,270,629
Thermo Fisher Scientific, Inc.	4,245,749	2,306,630,517
TJX Cos., Inc.	12,737,623	711,396,245
T-Mobile US, Inc. (a)	6,390,139	859,729,301
Tractor Supply Co.	1,232,309	238,883,100
Trane Technologies PLC	2,525,843	328,031,230
TransDigm Group, Inc. (a)	569,959	305,879,897
Travelers Cos., Inc.	2,609,150	441,285,539
Trimble, Inc. (a)	2,711,104	157,867,586
Truist Financial Corp.	14,386,289	682,341,687
Twitter, Inc. (a)	8,272,957	309,325,862
Tyler Technologies, Inc. (a)	440,739	146,536,903
Tyson Foods, Inc. Class A	3,177,419	273,448,679
UDR, Inc. REIT	3,235,030	148,940,781
Ulta Beauty, Inc. (a)	566,483	218,367,867

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2022 (Unaudited)

Common Stocks	Shares	Value
Union Pacific Corp.	6,811,450	$1,452,746,056
United Airlines Holdings, Inc. (a)	3,461,513	122,606,790
United Parcel Service, Inc. Class B	7,965,555	1,454,032,410
United Rentals, Inc. (a)	779,486	189,344,944
UnitedHealth Group, Inc.	10,184,455	5,231,041,622
Universal Health Services, Inc. Class B	728,041	73,321,009
US Bancorp	14,608,122	672,265,774
Valero Energy Corp.	4,406,279	468,299,332
Ventas, Inc. REIT	4,309,941	221,660,266
VeriSign, Inc. (a)	1,048,693	175,477,800
Verisk Analytics, Inc.	1,738,486	300,914,542
Verizon Communications, Inc.	45,548,505	2,311,586,629
Vertex Pharmaceuticals, Inc. (a)	2,773,882	781,652,209
VF Corp.	3,486,108	153,981,390
Viatris, Inc.	13,029,413	136,417,954
VICI Properties, Inc. REIT	10,444,567	311,143,651
Visa, Inc. Class A	17,849,149	3,514,318,947
Vontier Corp.	1	23
Vornado Realty Trust REIT	1,703,012	48,689,113
Vulcan Materials Co.	1,430,099	203,217,068
W.W. Grainger, Inc.	471,878	214,435,520
Walgreens Boots Alliance, Inc.	7,736,514	293,213,881
Walmart, Inc.	15,226,616	1,851,251,973
Walt Disney Co. (a)	19,755,480	1,864,917,312
Warner Bros Discovery, Inc. (a)	23,869,450	320,328,019
Waste Management, Inc.	4,154,274	635,520,836
Waters Corp. (a)	661,358	218,896,271
Common Stocks	Shares	Value
WEC Energy Group, Inc.	3,399,265	$342,102,030
Wells Fargo & Co.	41,109,389	1,610,254,767
Welltower, Inc. REIT	4,923,667	405,463,977
West Pharmaceutical Services, Inc.	796,910	240,961,677
Western Digital Corp. (a)	3,384,772	151,739,329
Westinghouse Air Brake Technologies Corp.	2,037,865	167,267,959
Westrock Co.	2,861,810	114,014,510
Weyerhaeuser Co. REIT	8,079,380	267,589,066
Whirlpool Corp.	609,551	94,401,163
Williams Cos., Inc.	13,094,178	408,669,295
Willis Towers Watson PLC	1,209,172	238,678,461
WR Berkley Corp.	2,266,412	154,705,283
Wynn Resorts, Ltd. (a)	1,142,368	65,092,129
Xcel Energy, Inc.	5,907,223	417,995,099
Xylem, Inc.	1,941,887	151,816,726
Yum! Brands, Inc.	3,125,951	354,826,698
Zebra Technologies Corp. Class A (a)	575,523	169,174,986
Zimmer Biomet Holdings, Inc.	2,250,208	236,406,852
Zions Bancorp NA	1,640,105	83,481,344
Zoetis, Inc.	5,108,363	878,076,516
Total Common Stocks (Cost $433,772,317,384)		$345,997,410,812
(a)	Non-income producing security.
(b)	Affiliate of the PDR Services LLC (the “Sponsor”). See the table below for more information.
(c)	Affiliate of State Street Global Advisors Trust Company(the "Trustee"). See the table below for more information.
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
SCHEDULE OF INVESTMENTS (continued)
June 30, 2022 (Unaudited)

The following table summarizes the value of the Trust’s investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$345,997,410,812	$—	$—	$345,997,410,812

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR
SPDR S&P 500® ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee and Intercontinental Exchange, Inc., which is considered an affiliate of the Sponsor. Amounts related to these investments at June 30, 2022 and for the period then ended are:
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases*	Proceeds from Shares Sold*	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
Intercontinental Exchange, Inc.	5,931,479	$681,052,419	$631,539,276	$612,734,452	$82,826,415	$(211,932,140)	6,069,242	$570,751,518	$6,531,012
State Street Corp.	3,850,822	326,241,640	285,122,010	278,745,009	3,502,452	(93,162,450)	3,940,935	242,958,643	6,857,516
TOTAL		$1,007,294,059	$916,661,286	$891,479,461	$86,328,867	$(305,094,590)		$813,710,161	$13,388,528
*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.
See accompanying notes to Schedule of Investments.

SPDR S&P 500® ETF Trust
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Valuation
The Trust’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Trust are valued pursuant to the policy and procedures developed by the Oversight Committee of the Trustee (the “Committee”). The Committee provides oversight of the valuation of investments for the Trust.
Valuation techniques used to value the Trust’s equity investments are as follows:
Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
In the event that prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Trustee.
Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value ("NAV") and the prices used by the Trust’s underlying index, S&P 500® Index, which in turn could result in a difference between the Trust’s performance and the performance of the S&P 500® Index.
The Trustee values the Trust's assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

SPDR S&P 500® ETF Trust
NOTES TO SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investments in Affiliates of the Trustee and the Sponsor
The Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and the Sponsor (ICE). Such investments were made according to the representative portion of the S&P 500® Index. The market values of these investments at June 30, 2022 are listed in the Schedule of Investments.
Other information regarding the Trust is available in the Trust’s most recent Report to Shareholders. This information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov.